Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2023
Basis of Presentation and Significant Accounting Policies [Abstract]
Unaudited Interim Financial Statements

a.      Unaudited Interim Financial Statements

The accompanying unaudited interim condensed financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included (consisting only of normal recurring adjustments except as otherwise discussed). For further information, reference is made to the consolidated financial statements and footnotes thereto included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2022.

Principles of Consolidation

b.       Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Group. All intercompany balances and transactions have been eliminated in consolidation.

Use of estimates

c.       Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. The Company evaluates on an ongoing basis its assumptions, including those related to contingencies, deferred taxes, inventory impairment, derivative liability, useful lives of intangible assets, intangible assets impairment as well as in estimates used in applying the revenue recognition policy. Actual results may differ from those estimates.

In the preparation of these condensed consolidated financial statements, the significant judgments exercised by management in the application of the Group’s accounting policies and the uncertainty involved in the key sources of those estimates were identical to the ones used in the Group’s consolidated financial statements for the year ended December 31, 2022.

Significant Accounting Policies

d.       Significant Accounting Policies

The significant accounting policies followed in the preparation of these unaudited interim condensed consolidated financial statements are identical to those applied in the preparation of the Group’s financial statements for the year ended December 31, 2022.

Affiliates

The investment in affiliated company is accounted for by the equity method under ASC Subtopic 323-30, “Investments - Equity Method and Joint Ventures: Partnerships, Joint Ventures, and Limited Liability Entities”. Upon initial recognition, the cost of investment is based on the direct costs of acquiring the investment including amounts incurred on behalf of the investee.

Following an acquisition, the Company recognizes its proportionate share of the affiliated company’s net income or loss after the date of investment.

Fair value measurement

Shares of an entity held by the Company, over which the Company does not have significant influence, are accounted for as financial assets at fair value.

The Group’s financial asset in respect of the investment in SciSparc Ltd. (“SciSparc”) is classified within Level 1 of the fair value hierarchy, because the ordinary shares have quoted prices as they are traded on the Nasdaq Stock Market LLC.

Recent Accounting Pronouncements

e.       Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Group’s condensed consolidated financial statements.